Intangible Assets, Net Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	$ 105,458	$ 104,392
Finite-Lived Intangible Assets, Accumulated Amortization	20,183	19,447
Intangible Assets, Net (Excluding Goodwill)	85,275	84,945
Franchise Rights and Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	50,500	50,500
Liquor Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 19,075	$ 19,075